Other Long-Term Assets (Tables)	3 Months Ended
Mar. 31, 2011
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	7	7
Investments in associates - listed	3	3
Investments in equity accounted joint ventures	616	601
Carrying value of equity method investments	626	611

Investment in marketable equity securities - available for sale	124	124
Investment in marketable debt securities - held to maturity	12	13
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	101	89
Restricted cash	19	33
Other non-current assets	191	192
	1,084	1,073

Available For Sale Securities [Text Block]

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	37	35
Gross unrealized gains	88	89
Gross unrealized losses	(1)	-
Fair value (net carrying value)	124	124

The Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

Gain Loss On Investments [Text Block]

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At March 31, 2011

Aggregate fair value of investments with unrealized losses	7	-	7
Aggregate unrealized losses	(1)	-	(1)

At December 31, 2010
Aggregate fair value of investments with unrealized losses	4	-	4
Aggregate unrealized losses	-	-	-